Other Borrowings Textual (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended			1 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2013 Federal Home Loan Bank Advances [Member]	Jul. 31, 2012 Federal Home Loan Bank Advances, New Contract [Member]	Jul. 31, 2012 Federal Home Loan Bank Advances, Existing Contract, Modified [Member]	Jul. 31, 2012 Post-modification Period [Member] Federal Home Loan Bank Advances, Existing Contract, Modified [Member]	Jul. 31, 2012 Pre-modification Period [Member] Federal Home Loan Bank Advances, Existing Contract, Modified [Member]	Dec. 31, 2013 Clawback Liability [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank Borrowings, Percentage of Bank Assets		35.00%	30.00%
Loan Categories Pledged to Secure Federal Home Loan Bank Advances		4	4
Pledged Financial Instruments, Not Separately Reported, Loans Receivable, for Federal Home Loan Bank Debt		$ 11,115,085	$ 12,359,633
Pledged Financial Instruments, Not Separately Reported, Securities for Federal Home Loan Bank		120,931	65,556
Pledged Assets, Lendable Value, FHLB		4,580,977	3,505,495
Pledged Assets, Lendable Value, Amount Eligible to be Borrowed, FHLB		2,167,727	475,119
Carrying Value of Investment Securities Pledged to Secure Securities Sold Under Agreements to Repurchase		0	178,468
Number of Federal Home Loan Bank advances						5	5
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate, Range from						2.28%		1.23%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate, Range to						3.28%		1.89%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Weighted Average Interest Rate						2.94%		1.58%	0.73%
Federal Home Loan Bank Weighted Average Maturity						13 years		7 years	2 years
Advances by Federal Home Loan Bank						636,000	250,000
Long-term Federal Home Loan Bank Advances	770,000				104,000
Repayments of Long-term Debt	733,969	0	0	5,620	93,600
Gains (Losses) on Extinguishment of Debt	36,031				10,400
Notes Payable		24,000	0							24,000
FHLB AOCI Reclassification Adjustment	(31,036)
Interest Expense, Federal Home Loan Bank Advances		$ 68,214	$ 44,879	$ 31,912